INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	USD
As of December 31:
Systems software	16,251	15,228	2,086
Customer relationship	10,240	-	-
Trademark	12,917	132	18
Less: accumulated amortization	(17,625)	(5,374)	(736)
Intangible assets, net	21,783	9,986	1,368
Less: net carrying amount of the discontinued operations	(9,774)	-	-
Net carrying amount of the continued operations	12,009	9,986	1,368

Intangible assets consisted of the following:

	As at December 31
	2022	2023
	RMB	RMB	USD
As of December 31:
Systems software	7,576	16,251	2,290
Customer relationship	10,240	10,240	1,442
Trademark	12,917	12,917	1,819
Less: accumulated amortization	(9,788)	(17,625)	(2,482)
Intangible assets, net	20,945	21,783	3,069
Less: net carrying amount of the discontinued operations	(15,910)	(9,774)	(1,378)
Net carrying amount of the continued operations	5,035	12,009	1,691